Income Taxes - Schedule of Tax Payables (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Schedule of Taxes Payables [Abstract]
Income tax payable	$ 2,918,611	$ 3,318,644
VAT and tax payable	42,562	325,521
Total	$ 2,961,173	$ 3,644,165